UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.   20549
Form 13F

Form 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/01

Check here if Amendment  [x] ; Amendment Number: _1_____
This Amendment  (Check only one.):	[x] 	is a restatement.
				    		     [ ]  adds new holdings
								entries.
Institutional Investment Manager Filing this Report:
Name:	Tiffany Capital Advisors, Inc.
Address:	2300 Computer Avenue, Suite L67
		Willow Grove, PA 19090
Form 13F File Number:	28-3882
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Curtis O. Townsend
Title:	President
Phone:	215-784-1111

Signature, Place, and Date of Signing:
Curtis O. Townsend		Willow Grove, PA		04/31/00
[Signature]			   [City, State]		[Date]

Report Type	(Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:		None		_____

Form 13F Information Table Entry Total:		 35  ___

Form 13F Information Table Value Total: ___$ 89,714 	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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FORM 13F INFORMATION TABLE















Market Value




Security
Class
CUSIP
(x$1000)
Shares
Invtmt  Discret
Other Mgrs
Voting Auth
Barr Laboratories
Common
068306109
4344
76000
SOLE

SOLE
Bear Stearns
Common
073902108
1692
37000
SOLE

SOLE
Bed Bath & Beyond
Common
075896100
879
35800
SOLE

SOLE
Capital One Financial
Common
14040H105
3213
57900
SOLE

SOLE
Comverse Technology
Common
205862402
2939
49900
SOLE

SOLE
Convergys
Common
212485106
1731
48000
SOLE

SOLE
Diamond Drilling
Common
25271C102
2558
65000
SOLE

SOLE
Dollar General
Common
256669102
507
24796
SOLE

SOLE
Dollar Tree Stores
Common
256747106
472
24500
SOLE

SOLE
Dynegy
Common
26816Q101
3622
71000
SOLE

SOLE
El Paso Energy Corp.
Common
283905107
5485
84000
SOLE

SOLE
Elan Corp.
Common
284131208
2947
56400
SOLE

SOLE
Family Dollar Stores
Common
307000109
1388
54000
SOLE

SOLE
Fiserv
Common
337738108
2281
51000
SOLE

SOLE
Guidant
Common
401698105
3568
79300
SOLE

SOLE
KB Home
Common
48666K109
2151
65900
SOLE

SOLE
Lehman Bros.
Common
524908100
4439
70800
SOLE

SOLE
Lennar Corp.
Common
526057104
2491
62500
SOLE

SOLE
Linear Tech.
Common
535678106
1068
26000
SOLE

SOLE
Longs Drug Stores
Common
543162101
1478
50000
SOLE

SOLE
Mercury Interactive
Common
589405109
670
16000
SOLE

SOLE
Nabors Industries
Common
629568106
2333
45000
SOLE

SOLE
Paychex
Common
704326107
2029
54750
SOLE

SOLE
Progressive Corp.
Common
743315103
3125
32200
SOLE

SOLE
Protective Life
Common
743674103
1987
64800
SOLE

SOLE
Providian Financial
Common
74406A102
3846
78400
SOLE

SOLE
Qualcomm
Common
747525103
985
17400
SOLE

SOLE
Sante Fe International
Common
G7805C108
1554
47800
SOLE

SOLE
Sigma-Aldrich
Common
826552101
1987
41500
SOLE

SOLE
Skywest, Inc.
Common
830879102
667
28700
SOLE

SOLE
T. Rowe Price Group
Common
741477103
241
7700
SOLE

SOLE
Transocean Sedco Forex
Common
G90078109
2770
63900
SOLE

SOLE
United Health Group
Common
91324P102
2252
38000
SOLE

SOLE
Univision Communications
Common
914906102
1778
46600
SOLE

SOLE
Vitesse Semiconductor
Common
928497106
660
27700
SOLE

SOLE


















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